Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Fair Values of Stock Options Granted and Assumptions used in Black-Scholes Model
The estimated fair values of stock options granted, and the assumptions used for the Black-Scholes option pricing model were as follows:

	Nine Months Ended September 30,
	2022	2021
Estimated fair values of stock options granted	$0.86	$3.93
Assumptions:
Risk-free interest rate	1.9% - 3.5%	0.6% - 1.1%
Expected volatility	89.7% - 92.8%	80.1% - 82.0%
Expected term (in years)	5.50 - 6.89	5.5 - 6.5

The estimated fair values of stock options granted, and the assumptions used for the Black-Scholes option pricing model were as follows:

	Year ended December 31,
	2021	2020	2019
Estimated fair values of stock options granted	$3.61	$3.24	$10.18
Assumptions:
Risk-free interest rate	0.6% – 1.2%	0.3% –1.7%	1.7% – 2.5%
Expected volatility	80.1% – 91.0%	77.4% –81.2%	52.6% – 78.9%
Expected term (in years)	5.5 – 6.5	6.0 – 10.0	6.8 – 10.0

Summary of Stock Option Activity
Information on stock option activity is as follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share

Balance as of December 31, 2021	2,789,110	$10.23	4,658,405	$9.47
Granted	—	—	1,609,000	1.12
Exercised	—	—	—	—
Forfeited or expired	—	—	(420,606)	7.05

Balance as of September 30, 2022	3,314,828	$9.88	5,846,799	$7.35

Information on stock option activity is as follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share
Balance as of December 31, 2020	2,347,665	$10.15	4,621,173	$10.30
Granted	—	—	774,959	5.20
Exercised	—	—	(61,372)	3.70
Forfeited or expired	—	—	(676,335)	10.75

Balance as of December 31, 2021	2,789,110	$10.23	4,658,425	$9.47

Summary of Stock-based Compensation Expense
Stock-based compensation expense related to PSUs is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021

Stock-based compensation expense	$171	$122	$478	$(133)

Schedule of Net Cash Proceeds from Exercise of Stock Options Less Shares Used for Minimum Withholding Taxes and Intrinsic Value of Options Exercised
Net cash proceeds from the exercise of stock options less shares used for minimum withholding taxes and the intrinsic value of options exercised were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021
Net cash proceeds	$—	$—	$—	$227

Intrinsic value of options exercised	$—	$—	$—	$344

Net cash proceeds from the exercise of stock options less shares used for minimum withholding taxes and the intrinsic value of options exercised were as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Net cash proceeds	$227	$212	$344

Intrinsic value of options exercised	$344	$179	$905

Summary of Activity of Restricted Stock Units	Information on restricted stock unit activity is as follows:

	Number of Restricted Stock Units Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance as of December 31, 2021	571,303	$6.15
Granted	1,077,600	1.26
Vested	(274,487)	6.14
Forfeited	(113,955)	4.13

Unvested balance as of September 30, 2022	1,260,461	$2.15

Information on restricted stock unit activity is as follows:

	Number of Restricted Stock Units Outstanding	Weighted- Average Grant Date Fair Value
Unvested balance at December 31, 2020	547,807	$9.49
Granted	406,981	4.59
Vested	(193,857)	7.68
Cancelled	(189,628)	10.91

Unvested balance at December 31, 2021	571,303	$6.15

Summary of Grant Date Fair Value of Restricted Stock Unit Awards Vested
The total grant-date fair value of restricted stock unit awards that vested is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021
Grant-date fair value	$530	$581	$1,686	$1,223

Stock-based compensation expense related to restricted stock units is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021
Stock-based compensation expense	$334	$416	$992	$(105)

The total grant-date fair value of restricted stock unit awards that vested was as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Grant-date fair value	$1,489	$3,122	$3,141

Schedule of Weighted Average Grant Date Fair Value of Restricted Stock Units Issued
Information on the weighted average grant date fair value of restricted stock units issued was as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Weighted average grant date fair value	$4.59	$6.54	$12.48

Summary of Stock-Based Compensation Granted As Deemed Dividends
The Company accounts for stock-based compensation awards granted to employees of Cellectis as deemed dividends. The Company recorded deemed dividends as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021
Deemed dividends from grants to Cellectis employees	$18	$(84)	$82	$(55)

The Company accounts for stock-based compensation awards granted to employees of Cellectis as deemed dividends. The Company recorded deemed dividends as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Deemed dividends from grants to Cellectis employees	$(289)	$1,168	$1,358

Share-based Payment Arrangement, Performance Shares, Outstanding Activity
PSU activity for the nine months ended September 30, 2022, is as follows:

Number of PSUs

Outstanding as of December 31, 2021:	745,000
Issued	530,000
Forfeited/canceled	(145,000)
Exercised	—

Outstanding as of September 30, 2022:	1,130,000

2021 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Fair Values of Performance Stock Units Granted and Assumptions used in Monte Carlo Simulation Pricing Model
The estimated fair values of performance stock units granted in 2021, and the assumptions used were as follows:

Estimated fair values of performance stock units granted:
At least $12 per share	$2.16
At least $15 per share	$1.89
At least $20 per share	$1.55
Assumptions:
Expected term (in years)	3.0
Expected volatility	90.0%
Risk-free interest rate	0.4%

2019 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Fair Values of Performance Stock Units Granted and Assumptions used in Monte Carlo Simulation Pricing Model
The estimated fair values of performance stock units granted, and the assumptions used were as follows:

Estimated fair values of performance stock units granted	$7.06
Assumptions:
Expected term (in years)	3.0
Expected volatility	75.0%
Risk-free interest rate	1.71%

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock-based Compensation Expense
Stock-based compensation expense related to stock option awards is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
In Thousands	2022	2021	2022	2021
Stock-based compensation expense	$530	$698	$1,420	$1,103

Stock-based compensation expense related to stock option awards was as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Stock-based compensation expenses	$1,850	$3,371	$6,035

Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock-based Compensation Expense	Stock-based compensation expense related to restricted stock units was as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Stock-based compensation expenses	$224	$1,155	$2,910

Performance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock-based Compensation Expense	Stock-based compensation expense related to performance stock units is as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Stock-based compensation expenses	$16	$445	$225